Financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
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Analysis of Financial Instruments Measured at Fair Value
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable, or based on observable inputs:

	Level 1	Level 2	Level 3
	£m	£m	£m
30 June 2021
Derivatives in designated hedge relationships
Derivative assets	—	12.2	—
Derivative liabilities	—	(38.2)	—
Held at fair value through profit or loss
Other investments	0.2	—	296.7
Derivative assets	—	4.0	—
Derivative liabilities	—	(3.7)	—
Payments due to vendors (earnout agreements)	—	—	(153.2)
Liabilities in respect of put options	—	—	(281.3)
Held at fair value through other comprehensive income
Other investments	40.9	—	110.9
Reconciliation of level 3 fair value measurements:

	Payments due to vendors (earnout agreements)	Liabilities in respect of put options		Other investments
	£m	£m		£m
1 January 2021	(114.3)	(110.7)		366.6
(Losses)/gains recognised in the income statement	(9.4)	(44.4)		30.4
Gains recognised in other comprehensive income	—	—		6.9
Exchange adjustments	1.6	1.9		—
Additions	(45.2)	(129.5	) 1	4.3
Disposals	—	—		(0.6)
Settlements	14.1	1.4		—
30 June 2021	(153.2)	(281.3)		407.6
Note
1
During the period, the Group merged its subsidiaries Finsbury, The Glover Park Group and Hering Schuppener to form a leading global strategic communications advisory firm. As part of this transaction, certain management acquired shares in the company and a put option was granted which allows the equity partners to require the Group to purchase these shares. This resulted in additions to liabilities in respect of put options in the period of £100.0 million.